Debt	12 Months Ended
Dec. 31, 2013
Debt

Note 4. Debt

Silicon Valley Bank Credit Facility

In February 2009, the Company entered into a loan and security agreement with Silicon Valley Bank (“SVB”) that was last amended in December 2013. Under this agreement the Company borrowed $2,500,000 on a term loan in January 2010 and $8,000,000 on a capital growth term loan in March 2012, which was equal to the full final lending commitment. The 2010 term loan was repaid in 30 equal monthly installments of principal and interest, which accrued at an annual fixed rate of 6.5%. In addition, a final terminal payment was made at maturity equal to 3.5% of the original loan principal. The 2010 term loan was repaid in full during the third quarter of 2012. The 2012 capital growth term loan is required to be repaid in 36 equal monthly installments of principal plus interest, which accrues at a floating annual rate equal to prime plus 2.75%. In addition, a final terminal payment is due at maturity equal to 0.5% of the original loan principal. At December 31, 2013, the outstanding principle balance of the SVB capital growth term loan was $3,333,000.

In August 2013, the Company entered into an amended loan and security agreement with SVB (the “Amended SVB Credit Agreement”), which provides for a revolving line of credit of up to $15,000,000 and a mezzanine term loan of up to $5,000,000. The revolving line of credit bears interest at a floating annual rate of prime plus 2.0%, which must be paid monthly, and all outstanding principal and unpaid interest must be repaid by August 13, 2015. The mezzanine term loan bears interest at a fixed annual rate of 11.0%, which must be paid monthly, and all principal amounts and unpaid interest must be repaid by August 1, 2016, unless the Company voluntarily repays the balance at an earlier date without penalty. A final payment of 2.75% of the amount advanced under the mezzanine term loan is due upon repayment of this loan at maturity or prepayment of this loan. On August 14, 2013, the Company borrowed $10,778,000 under the revolving line of credit, which represented the full available borrowing capacity on that date. The borrowing limit available under the revolving line of credit increases as the principal balance of the existing $8,000,000 capital growth term loan from SVB is repaid subject to limits based on recurring subscription revenue. The Company does not expect this requirement will limit the amount of borrowings available under the line of credit. The existing capital growth term loan had an outstanding balance of $4,222,000 when the Company entered into the Amended SVB Credit Agreement.  At December 31, 2013, the principal balance and available borrowing capacity of the revolving line of credit were $10,778,000 and $889,000, respectively. On August 16, 2013, the Company borrowed the full $5,000,000 available under the mezzanine term loan.

In connection with the Amended SVB Credit Agreement, the Company issued SVB warrants to purchase 90,324 shares of its Series E preferred stock at an exercise price of $9.69 per share. As the Series E preferred stock warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $866,000 being recorded, with a corresponding increase to additional paid in capital as part of stockholders’ equity. The fair value of the Series E preferred stock warrants was measured at issuance using the Black-Scholes-Merton option pricing model with the following assumptions: (i) expected volatility of 60%, (ii) expected life of 10.0 years, (iii) risk free interest rate of 2.7%, (iv) dividend yield of 0.00%, and (v) fair value of Series E preferred stock of $12.86 per share. Upon the effectiveness of the Registration Statement and the filing of its Certificate of Incorporation in Delaware on September 26, 2013, the Series E preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively.

On December 31, 2013, the Company refinanced certain of its outstanding debt as described below, to lower the interest rate on such debt (the “Refinancing”). In connection with the Refinancing, on December 31, 2013, the Company entered into a Second Amendment to the Amended SVB Credit Agreement (the “Amendment”) by and among the Company and SVB. The Amendment amends the terms of the Company’s Amended SVB Credit Agreement and provides for an additional term loan in the principal amount of up to $15,000,000 (the “New SVB term loan”) all of which the Company borrowed from SVB on December 31, 2013.

The proceeds of the New SVB term loan were used to repay the SVB $5,000,000 mezzanine term loan it borrowed from SVB on August 16, 2013, and all of the outstanding term loans under the Growth Capital Loan and Security Agreement dated June 22, 2012 with TriplePoint, as amended. Amounts repaid under the prior term loans cannot be reborrowed and upon repayment, all obligations under the prior term loans have terminated. In connection with the Refinancing, the Company recognized a loss on the early extinguishment of previously outstanding debt of $1,833,000. The loss, which has been charged to interest expense in the statement of operations, is composed of $1,342,000 of non-cash interest expense related to the write-off of unamortized loan discounts and debt issuance costs and $491,000 of cash interest expense related to unaccrued end of term interest payments due upon pre-payment of the loans.

The New SVB term loan bears interest at an annual rate of, at the Company’s option, (i) prime rate as reported in The Wall Street Journal plus a margin of 0.75% or 1.00% or (ii) adjusted LIBOR rate (based on one, two, three or six-month interest periods) plus a margin of 3.75% or 4.00%, in each case such margin being determined based on the average cash balances maintained with SVB or SVB’s affiliates for the preceding month. Interest is due and payable in arrears monthly for prime rate loans and at the end of an interest period for LIBOR rate loans. Principal is required to be repaid in 48 equal monthly installments. The New SVB term loan is subject to substantially the same affirmative and negative covenants and events of default as the Amended SVB Credit Agreement.

The Amended SVB Credit Agreement provides for a revolving line of credit of up to $15,000,000. As of December 31, 2013, the outstanding principal balance under the revolving line of credit is $10,778,000. The Amendment amends the interest rate of this revolving line of credit to an annual rate of, at the Company’s option, (i) prime rate as reported in The Wall Street Journal plus a margin of 0.25% or 0.50% or (ii) adjusted LIBOR rate (based on one, two, three or six-month interest periods) plus a margin of 3.25% or 3.50%, in each case such margin being determined based on the average cash balances maintained with SVB or SVB’s affiliates for the preceding month.

The Company has pledged all of its assets, excluding intellectual property, as collateral to secure its obligations under the Amended SVB Credit Agreement. The Amended SVB Credit Agreement contains customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The Amended SVB Credit Agreement also contains customary affirmative covenants, which were amended by the Amendment in December 2013, including requirements to, among other things, (i) maintain minimum cash balances representing the greater of $10,000,000 or three times the Company’s quarterly cash burn rate, as defined in the Amended SVB Credit Agreement, and (ii) maintain minimum EBITDA levels, as determined in accordance with the Amendment. The Company was in compliance with all covenants under its credit agreement with SVB as of December 31, 2013.

TriplePoint Capital Credit Facility

In June 2012, the Company entered into a growth capital loan and security agreement and an equipment loan and security agreement with TriplePoint. Under the growth capital loan and security agreement, the Company borrowed $6,000,000 in term loans in June 2012 (“growth capital loan part I”), equal to the full lending commitment available at the time. The growth capital loan part I is required to be repaid in 33 equal monthly installments of principal and interest, which accrues at an annual fixed rate of 8.5% after an interest-only period of three months. In addition, a final terminal payment is due at maturity equal to 4.0% of the original loan principal. The growth capital loan part I was repaid in full on December 31, 2013 in connection with the Refinancing.

Under the equipment loan and security agreement, the Company borrowed $9,691,000 in term loans in August 2012 from the $10,000,000 lending commitment available at the time. The equipment term loans are required to be repaid in 36 equal monthly installments of principal and interest, which accrues at an annual fixed rate of 5.75%. In addition, a final terminal payment is due at maturity equal to 10% of the original loan principal. The equipment term loans remain outstanding and were not impacted by the Refinancing. At December 31, 2013, the outstanding principal balance of the TriplePoint equipment term loan was $5,032,000.

Under the growth capital loan and security agreement, the Company was permitted to borrow an additional $4,000,000 on or before June 21, 2013 upon the submission of a Form S-1 registration statement to the SEC contemplating an IPO of the Company’s common stock with expected total net proceeds of at least $50,000,000. On June 21, 2013, the Company achieved the milestone necessary to access the additional $4,000,000 available under the original terms of the growth capital loan and security agreement and borrowed $4,000,000 (“growth capital loan part II”). The growth capital loan part II is required to be repaid in 33 equal monthly installments of principal and interest, which accrues at an annual fixed rate of 8.5% after an interest-only period of 3 months, which accrues at a fixed rate of 9.0%. In addition, a final terminal payment is due at maturity equal to 4.0% of the original loan principal. This growth capital loan part II was repaid in full on December 31, 2013 in connection with the Refinancing.

In connection with the growth capital loan part II, the Company issued to TriplePoint a warrant to purchase 33,192 shares of Series D preferred stock with the exercise price set at the lower of: (i) $6.03 per share or (ii) the lowest price per share in the next round of equity financing. As the Series D preferred stock warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $265,000 being recorded. As a result of the variable exercise price feature, the Series D preferred stock warrants were recorded at fair value and classified as liabilities at issuance, with changes in fair value recognized in other income and expense for the period the warrants remained classified as liabilities. The fair value of the Series D preferred stock warrants was reclassified to stockholders’ equity on September 26, 2013, the date of the effectiveness of the Registration Statement and the filing of its Certificate of Incorporation in Delaware, when the Series D preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the Series D preferred stock warrants was measured at issuance using the Black-Scholes-Merton option pricing model with the following assumptions: (i) expected volatility of 55%, (ii) expected life of 7.0 years, (iii) risk free interest rate of 1.9%, (iv) dividend yield of 0.00%, and (v) fair value of Series D preferred stock of $11.41 per share.

In August 2013, the Company amended the growth capital loan and security agreement with TriplePoint to provide an additional $5,000,000 term loan (“growth capital loan part III”). In September 2013, the Company entered into a second amendment to the growth capital loan facility to adjust the repayment terms such that the term loan is required to be paid over 36 months as follows: 36 months of interest-only payments at a fixed annual rate of 11.0% and the loan principal at maturity. In addition, a final payment of 2.75% of the original principal amount is due at maturity, which is August 13, 2016, or upon prepayment of this loan. On August 19, 2013, the Company borrowed the full $5,000,000 available under this term loan. This growth capital loan part III was repaid in full on December 31, 2013 in connection with the Refinancing.

In connection with growth capital loan part III, the Company issued to TriplePoint a warrant to purchase 51,614 shares of Series E preferred stock at an exercise price set at the lower of: (i) $9.69 per share or (ii) the lowest price per share in the next round of equity financing. As the Series E preferred stock warrants were issued in connection with a loan, the proceeds were allocated to the loan and the warrants based on the relative fair value of the instruments resulting in a loan discount of $495,000 being recorded. As a result of the variable exercise price feature, the Series E preferred stock warrants were recorded at fair value and classified as liabilities at issuance, with changes in fair value recognized in other income and expense for the period the warrants remained classified as liabilities. The fair value of the Series E preferred stock warrants was reclassified to stockholders’ equity on September 26, 2013, the date of the effectiveness of the Registration Statement and the filing of its Certificate of Incorporation in Delaware, when the Series E preferred stock and preferred stock warrants were converted into Class B common stock and warrants to purchase Class B common stock, respectively. The fair value of the Series E preferred stock warrants was measured at issuance using the Black-Scholes-Merton option pricing model with the following assumptions: (i) expected volatility of 60%, (ii) expected life of 10.0 years, (iii) risk free interest rate of 2.7%, (iv) dividend yield of 0.00%, and (v) fair value of Series E preferred stock of $12.86 per share.

The TriplePoint equipment loan and security agreement contain customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The TriplePoint equipment loan and security agreement also contain customary affirmative covenants, including requirements to, among other things, deliver audited financial statements. The Company was in compliance with all covenants under its credit agreements with TriplePoint as of December 31, 2013.

Other Debt

In April 2012, the Company borrowed $1,500,000 to finance the purchase of software. The loan is required to be repaid in three equal installments of $500,000 due in April 2012, January 2013 and January 2014.

The Company’s outstanding balances under its debt agreements as of December 31, 2013 and 2012 were as follows (in thousands):

	December 31,
	2013	2012
SVB loan and security agreement	$29,111	$6,000
TriplePoint growth capital loan agreement	—	5,348
TriplePoint equipment loan agreement	5,032	8,151
Other	500	1,000
	34,643	20,499
Loan discounts	(416)	(435)
Net carrying value of debt	$34,227	$20,064

As of December 31, 2013, future principal payments are scheduled as follows (in thousands):

December 31, 2013
Year ending December 31:
2014	$9,910
2015	16,920
2016	3,750
2017	3,750
2018	313
$34,643